Stock-based Compensation and Benefit Plans - Stock Options Outstanding and Exercisable (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum		$ 0.75
Stock option, exercise price, Maximum		$ 1.50
Number of Options			2,704,587
Weighted Average Remaining Contractual Life			4 years 18 days
Weighted Average Exercise Price			$ 2.01
Aggregate Intrinsic Value			$ 61,875	$ 423,000
Options Exercisable			1,665,809
Weighted Avg-Exercise Price, Exercisable	[1]		$ 2.33
Aggregate Intrinsic Value, Options Exercisable			$ 61,875	$ 423,000
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum			$ 0.80
Number of Options			112,500
Weighted Average Remaining Contractual Life			2 months 16 days
Weighted Average Exercise Price			$ 0.8
Aggregate Intrinsic Value			$ 61,875
Options Exercisable			112,500
Weighted Avg-Exercise Price, Exercisable			$ 0.8
Aggregate Intrinsic Value, Options Exercisable			$ 61,875
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum			$ 1.35
Stock option, exercise price, Maximum			$ 1.60
Number of Options			1,898,670
Weighted Average Remaining Contractual Life			4 years 10 months 6 days
Weighted Average Exercise Price			$ 1.5
Aggregate Intrinsic Value
Options Exercisable			933,262
Weighted Avg-Exercise Price, Exercisable			$ 1.5
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum			$ 4.00
Number of Options			693,417
Weighted Average Remaining Contractual Life			2 years 5 months 27 days
Weighted Average Exercise Price			$ 4
Aggregate Intrinsic Value
Options Exercisable			620,047
Weighted Avg-Exercise Price, Exercisable			$ 4
Aggregate Intrinsic Value, Options Exercisable

[1]	Reflects the February 2014 and December 2014 exercise price adjustment